5.MINERAL PROPERTY COMMITMENTS - RELATED PARTY (Details) - Work Commitmemt (USD $)	Sep. 30, 2013
Work Commitmemt [Abstract]
First Lease Year	$ 5,000
Second Lease Year	25,000
Third Lease Year	50,000
Fourth Lease Year	75,000
Fifth Lease Year and thereafter	$ 100,000